Prepaid and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Prepaid and Other Current Assets [Abstract]
PREPAID AND OTHER CURRENT ASSETS
4.    PREPAID AND OTHER CURRENT ASSETS

Prepaid and other current assets consist of the following at:

	September 30, 2013	December 31, 2012
Prepaid consulting fees	$427,240	$181,849
Prepaid compensation	348,309	311,090
Receivable New York State Energy Research and Development Authority	15,502	-
Other prepaid expenses and other current assets	200,207	78,170
Subtotal	991,258	571,109
Less: non current portion	(358,620)	(213,797)
Prepaid and other current assets	$632,638	$357,312

On October 22, 2012, the Company entered into a one year agreement with a firm to provide consulting services which included business development and capital raising functions.  As consideration for such services, the firm received 150,000 fully vested shares of the Company’s common stock valued at $225,000 which is based on the market value on the date of issuance.  The expense will be recognized ratably over the term of the agreement.  As of September 30, 2013, the prepaid portion of those services was $13,562.

On December 6, 2012, the Company retained an individual to serve as chairman of the Company’s Board of Directors for three years.  As part of the chairman’s compensation, the Company issued to him 200,000 fully vested shares of the Company’s common stock valued at $316,000 which is based on the market value on the date of issuance.  The expense will be recognized ratably over the term of the agreement.  As of September 30, 2013, the prepaid portion of the compensation was $232,306.

On January 11, 2013, the Company retained an individual to serve on the Company’s Board of Directors for three years.  As part of the individual’s compensation, the Company issued to him 50,000 fully vested shares of the Company’s common stock valued at $74,500 which is based on the market value on the date of issuance under the 2013 Omnibus Plan.  The expense will be recognized ratably over the term of the agreement.  As of September 30, 2013, the prepaid portion of the compensation was $56,674.

On January 14, 2013, the Company entered into a contract with a firm to provide strategic planning consulting services over a year. The Company issued 250,000 fully vested shares of its common stock at $1.49 per share, for a total value of $372,500 which is based on the market value on the date of issuance, covering the year ended January 14, 2014.  The expense will be recognized ratably over the term of the agreement.  As of September 30, 2013, the prepaid portion of those services was $108,178.

On February 19, 2013, the Company retained an individual to serve on the Company’s Board of Directors for three years subject to the Board of Directors approval.  As part of the agreement and the individual’s compensation, the Company was obligated to issue him fully vested 50,000 shares of the Company’s common stock valued at $71,000 which is based on the market value on the date of issuance under the 2013 Omnibus Plan.  The Company’s Board of Directors did not approve his appointment to the Board of Directors until April 3, 2013 in conjunction with the Company’s acquisition of EV Pass LLC.  The expense will be recognized ratably over the term of the agreement.  As of September 30, 2013, the prepaid portion of those services was $59,329.

On July 3, 2013, the Company entered into an agreement with a firm to serve as a financial advisor in connection with a financing transaction. In compliance with the agreement, the Company issued 225,000 shares of its common stock; 125,000 shares on the date of the agreement valued at $162,500 based on the market price of $1.30 per share on the date of issuance and 100,000 shares on September 3, 2013 valued at $128,000 based on the market price of $1.28 per share on the date of issuance. In conjunction with the agreement, the Company is required to issue an additional 100,000 shares of its common stock on October 3, 2013 which it issued on November 8, 2013 valued at $122,000  based on a market price of $1.22 per share on the date of issuance. As of September 30, 2013, the prepaid portion of those services was $290,500. The agreement may be terminated by either party upon written notice. The aforementioned shares will be expensed for services rendered in the fourth quarter of 2013.

On August 12, 2013 the Company retained a firm to provide the Company with management advisory services over a year. As part of the agreement the Company issued 3,000 shares of its common stock to the firm and 7,000 shares of its common stock to a principal of the firm; each at $1.50 per share and valued at $15,000 in aggregate which is based on the market value on the date of issuance. The expense will be recognized ratably over the term of the agreement. As of September 30, 2013, the prepaid portion of those services was $15,000.

The Company entered into an agreement with the New York State Energy and Research Development Authority (“NYSERDA’) to install 58 EV units by December 31, 2013. The Company has a billed receivable from NYSERDA for $15,502 for services performed in conjunction with the agreement as of September 30, 2013.

3.         PREPAID AND OTHER CURRENT ASSETS

Prepaid and other current assets consist of the following at:

	December 31, 2012	December 31, 2011
Prepaid consulting fees	$181,849	$147,648
Prepaid compensation	311,090	-
Receivable from Target	34,475	-
Sundry prepaid expenses and other current assets	43,695	9,610
Subtotal	571,109	157,258
Less: non current portion	(213,797)	( -)
Prepaid and other current assets	$357,312	$157,258

On October 22, 2012, the Company entered into a one year agreement with a firm to provide consulting services which included business development and capital raising functions.  As consideration for such services, the firm received 150,000 shares of the Company’s common stock valued at $225,000 on the date of issuance.  As of December 31, 2012, the prepaid portion of those services was $181,849.

On December 6, 2012, the Company retained an individual to serve as chairman of the Company’s Board of Directors for three years.  As part of the chairman’s compensation, the Company issued to him 200,000 shares of the Company’s common stock valued at $316,000.  As of December 31, 2012, the prepaid portion of the compensation was $311,090.

As part of its due diligence of a target acquisition company (“Target”), the Company requested that the Target retain the services of its independent registered accounting firm (“Auditor”) to perform an audit of the Target. The Company guaranteed the audit fee of the audit to the Auditor up to a maximum of $75,000.  As of December 31, 2012, we had recorded a receivable from the Target of $34,475 and a corresponding payable to the Auditor in conjunction with the audit.